THE SARATOGA ADVANTAGE TRUST

James Alpha Global Enhanced Real Return Portfolio

James Alpha Global Real Estate Investments Portfolio

Incorporated herein by reference are definitive versions of the Supplements for James Alpha Global Enhanced Real Return Portfolio and James Alpha Global Real Estate Investments Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 16, 2012 (SEC Accession No. 0000910472-12-000824).